Ropes & Gray LLP

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WRITER’S DIRECT DIAL NUMBER: (202) 508-4671

July 27, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Artisan Partners Funds, Inc.: File Nos. 033-88316 and 811-8932

Dear Sir or Madam:

On behalf of Artisan Partners Funds, Inc. (“Artisan Funds”) and pursuant to Rule 497(c) and Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), Artisan Funds is today filing with the Securities and Exchange Commission (the “Commission”) exhibits containing an XBRL interactive data file relating to the supplement, filed with the Commission on July 9, 2012 under Rule 497(c) and Rule 497(e) (SEC Accession No. 0001193125-12-297473), to (i) the Investor Shares Prospectus, (ii) the Institutional Shares Prospectus, (iii) the Investor Shares Statement of Additional Information and (iv) the Institutional Shares Statement of Additional Information, each dated February 1, 2012, as supplemented July 9, 2012.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, Rule 497(c) and Rule 497(e).

If you have any questions concerning this filing, please call me at (202) 508-4671 or my colleague Jimena Acuña Smith at (415) 315-2306.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda